Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Table of debt securities FVOCI

	December 31, 2023	December 31, 2022
Government securities (1)	521,874,441	391,849,627
Financial assets pledged as collateral (2)	174,670,473	52,003,019
BCRA Internal Bills - USD	69,772,109	6,619,055
BCRA Liquidity Bills	60,484,996	1,460,167,050
Private securities - Corporate bonds	8,959,190	11,593,436
Financial assets pledged as collateral – USD (3)	6,123,370	—

TOTAL	841,884,579	1,922,232,187

(1)
In march 2023, the Bank participated in a voluntary debt exchange under section 11, Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Disclosure Of Voluntary Debt Swap Explantory

Securities Delivered
Description	Nominal values
Argentine Treasury Bill in pesos at discount. Maturity april 28, 2023 (LEDES S28A3)	19,027,714,460
Argentine Treasury Bill in pesos adjusted by cer at discount. Maturity may 19, 2023 (LECER X19Y3)	7,000,000,000
Argentine Treasury Bill in pesos at discount. Maturity may 31, 2023 (LEDES S31Y3)	6,840,800,244
Argentine Treasury Bill in pesos at discount. Maturity june 30, 2023 (LEDES S30J3)	5,532,343,136

Received Securities
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by cer 3.75%. Maturity april 14, 2024 (T3X4P)	13,237,176,685
Argentine Treasury Bond in pesos adjusted by cer 4%. Maturity october 14, 2024 (T4X4P)	17,649,568,913
Argentine Treasury Bond in pesos adjusted by cer 4.25%. Maturity february 14, 2025 (T2X5P)	13,237,176,685

In june 2023, the Bank participated in a voluntary debt swap under section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bill in pesos adjusted by cer at discount. Maturity june 16, 2023 (LECER X16J3)	2,159,998,000
Argentine Treasury Bill in pesos adjusted by cer at discount. Maturity july 18, 2023 (LECER X18L3)	35,863,500,000
Argentine Treasury Bonds in pesos adjusted by cer 1.45%. Maturity august 13, 2023 (T2X3)	3,622,490,577

Received Securities
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by cer 4.25%. Maturity december 13, 2024 (T5X4P)	71,442,000,014

Table of equity instruments FVOCI

	December 31, 2023	December 31, 2022
Compensadora Electrónica S.A.	891,784	181
Mercado Abierto Electrónico S.A.	511,816	59
Banco Latinoamericano de Exportaciones S.A.	404,468	180,694
Seguro de Dépositos S.A.	144,254	268
Others	32,672	7,099

TOTAL	1,984,994	188,301